February 28, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreent International Trust (the "Trust")
          Evergreen Emerging Markets Growth Fund
          Evergreen Global Leaders Fund
          Evergreen Global Opportunities Fund
          Evergreen International Bond Fund
          Evergreen International Growth Fund
          Evergreen Precious Metals Fund
          Post-Effective Amendment No. 19 to Registration Statement on Form N-1A, Nos: 333-42195/811-08553

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 19 to Registration Statement Nos. 333-42195/811-08553) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 26, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                             Very truly yours,

                                             /s/ Stephanie Thistlewood

                                             Stephanie Thistlewood